Related party transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Revenues	€ 987,290	€ 927,690
Cost of sales	319,475	301,658
Selling, general and administra-tive expenses	531,071	501,804
Marketing expenses	68,205	62,882
Foreign exchange (losses)/gains	(3,082)	10,214
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	987,290	927,690
Cost of sales	319,475	301,658
Selling, general and administra-tive expenses	531,071	501,804
Marketing expenses	68,205	62,882
Financial income/(expenses)	(19,616)	(4,201)
Foreign exchange (losses)/gains	(3,082)	10,214
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenues	277	40
Cost of sales	7,804	11,789
Selling, general and administra-tive expenses	5,625	6,160
Marketing expenses	1,135	1,063
Financial income/(expenses)	(856)	(1,062)
Foreign exchange (losses)/gains	(2,122)	2,296
Associates
Disclosure of transactions between related parties [line items]
Revenues	0	10
Cost of sales	3,119	3,049
Selling, general and administra-tive expenses	7	7
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange (losses)/gains	0	0
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	3,118	3,049
Selling, general and administra-tive expenses	7	6
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange (losses)/gains	0	0
Associates | Other associates
Disclosure of transactions between related parties [line items]
Revenues	0	10
Cost of sales	1	0
Selling, general and administra-tive expenses	0	1
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange (losses)/gains	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Revenues	1	9
Cost of sales	1,326	1,287
Selling, general and administra-tive expenses	2,321	1,874
Marketing expenses	1,102	1,027
Financial income/(expenses)	(283)	(355)
Foreign exchange (losses)/gains	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	4,247
Selling, general and administra-tive expenses	0	10
Marketing expenses	0	0
Financial income/(expenses)	0	5
Foreign exchange (losses)/gains	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	911	878
Selling, general and administra-tive expenses	1,803	1,796
Marketing expenses	0	0
Financial income/(expenses)	(658)	(835)
Foreign exchange (losses)/gains	1	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	227	16
Cost of sales	12	22
Selling, general and administra-tive expenses	127	134
Marketing expenses	31	36
Financial income/(expenses)	0	0
Foreign exchange (losses)/gains	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Revenues	49	5
Cost of sales	2,436	2,306
Selling, general and administra-tive expenses	212	434
Marketing expenses	2	0
Financial income/(expenses)	1	1
Foreign exchange (losses)/gains	1	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administra-tive expenses	699	515
Marketing expenses	0	0
Financial income/(expenses)	84	122
Foreign exchange (losses)/gains	(2,124)	2,296
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administra-tive expenses	456	1,390
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange (losses)/gains	€ 0	€ 0